SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2022
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	3 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	10 years
Copy rights | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	3 years
Copy rights | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives of intangible assets	10 years